ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2015	2014
Construction costs payables	$189,592	$169,053
Gaming tax accruals	185,223	171,460
Outstanding gaming chips and tokens	184,223	237,013
Staff cost accruals	123,978	117,049
Operating expense and other accruals and liabilities	143,318	94,068
Property and equipment payables	87,291	70,957
Customer deposits and ticket sales	83,265	80,898
Interest expenses payable	32,755	33,544
Restricted cash refundable to the Philippine Parties (Note 22(c))	23,417	—
Land use rights payable	3,788	31,678

	$1,056,850	$1,005,720